RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 85	$ 51
Current	8,424	9,133
Total	8,545	9,218
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,509	9,184
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	36	34
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1,226
2019	1,995
2018	1,358
2017	753
2016	411
Prior to 2016	218
Total Past Due	12	28
Current	5,939	6,123
Total	5,961	6,167
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1,226
2019	1,993
2018	1,356
2017	751
2016	409
Prior to 2016	216
Total	5,951	6,151
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	2
2018	2
2017	2
2016	2
Prior to 2016	2
Total	10	16
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	390
2019	503
2018	336
2017	190
2016	97
Prior to 2016	84
Total Past Due	63	17
Current	1,514	1,974
Total	1,600	2,009
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	390
2019	497
2018	329
2017	186
2016	95
Prior to 2016	80
Total	1,577	1,991
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	6
2018	7
2017	4
2016	2
Prior to 2016	4
Total	23	18
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	245
2019	255
2018	193
2017	125
2016	48
Prior to 2016	5
Total Past Due	10	6
Current	858	900
Total	871	906
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	245
2019	255
2018	192
2017	124
2016	47
Prior to 2016	5
Total	868	906
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	0
2018	1
2017	1
2016	1
Prior to 2016	0
Total	3	0
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	113	136
Total	113	136
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	113	136
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	79	36
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	24
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	62	9
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	3
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	7
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	1
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		8
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	36	57
Current	8,566	9,943
Total	8,674	10,081
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,602	10,000
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	72	81
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,221	3,641
Total	3,243	3,667
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,221	3,641
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	26
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	3
Current	587	829
Total	626	887
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	587	832
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	39	55
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	14
Current	501	616
Total	509	630
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	506	630
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	31	40
Current	4,257	4,857
Total	4,296	4,897
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,288	4,897
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	31
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	2
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	5
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	24
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 13	9
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		14
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 7